Related Party Transactions - Narrative (Details) $ in Thousands							1 Months Ended	12 Months Ended
		Apr. 30, 2022 USD ($)	Apr. 29, 2022 USD ($)	Apr. 12, 2022 executive	Mar. 27, 2022 executive	Apr. 29, 2021 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2018
Related Party Transaction [Line Items]
Cost of sales	[1]							$ 2,345,858	$ 2,307,172	$ 2,288,810
Research and development expense	[2]							249,387	215,660	200,641
Related party revenue	[3]							4,253,710	3,717,366	3,726,994
Proceeds from transfer of interest in joint venture										0
Number of executives | executive				3	1
Prepaid expenses and other current assets	[4]						$ 58,311	58,311	181,831
JS Global Subsidiary
Related Party Transaction [Line Items]
Joint venture interest											49.00%
Equity contributions										3,800
JS Global Subsidiary | JS Global
Related Party Transaction [Line Items]
Joint venture interest											51.00%
Related Party
Related Party Transaction [Line Items]
Cost of sales								1,037,844	1,413,098	1,358,827
Research and development expense								3,004	3,561	4,030
Related party revenue								3,133	1,451	12,107
Prepaid expenses and other current assets							$ 0	0	20,069
Related Party | JS Global
Related Party Transaction [Line Items]
Research and development expense								3,000	3,600	4,000
Related Party | Transactions with JS Global
Related Party Transaction [Line Items]
Related party payments								18,000	31,700	23,000
Related Party | Sourcing Services Agreement
Related Party Transaction [Line Items]
Cost of sales								$ 40,300
Related Party | Sourcing Services Agreement | July 28, 2023 To June 30, 2024
Related Party Transaction [Line Items]
Fee percentage							4.00%	4.00%
Related Party | Sourcing Services Agreement | July 1, 2024 Until December 21, 2024
Related Party Transaction [Line Items]
Fee percentage							2.00%	2.00%
Related Party | Sourcing Services Agreement | January 1, 2025 Until End Of Term
Related Party Transaction [Line Items]
Fee percentage							1.00%	1.00%
Related Party | Brand License Agreement
Related Party Transaction [Line Items]
Related party payments								$ 1,900
Related party term								20 years
Royalty percentage								3.00%
Related Party | Transition Services Agreement
Related Party Transaction [Line Items]
Related party payments								$ 1,300
Related party term								24 months
Related party extension term								3 months
Related Party | Cash Bonus to CEO
Related Party Transaction [Line Items]
Related party payments							$ 24,000
Related party term							18 months
Related Party | Cash Bonus to CCO
Related Party Transaction [Line Items]
Related party payments							$ 8,200
Related party term							12 months
Related Party | Promissory Notes, 2021 Employee Notes
Related Party Transaction [Line Items]
Related party term				3 years	3 years
Promissory note						$ 17,600	$ 0	$ 0
Related party transaction, interest rate				1.30%		0.10%
Forgiveness of notes receivable		$ 4,400	$ 800
Prepaid expenses and other current assets									11,200
Related Party | Promissory Notes, 2022 Employee Notes
Related Party Transaction [Line Items]
Promissory note							$ 0	0	$ 6,000
Related party transaction, interest rate									1.90%
Prepaid expenses and other current assets									$ 6,000
Product | Related Party | JS Global
Related Party Transaction [Line Items]
Related party revenue								400
Product | Related Party | JS Global Subsidiary
Related Party Transaction [Line Items]
Cost of sales								0	1,500	12,100
Product | Related Party | Transactions with JS Global
Related Party Transaction [Line Items]
Cost of sales								$ 1,015,600	$ 1,444,800	$ 1,381,800

[1]	Including amounts associated with related parties of $1,037,844, $1,413,098 and $1,358,827 for the years ended December 31, 2023, 2022 and 2021, respectively.
[2]	Including amounts associated with related parties of $3,004, $3,561 and $4,030 for the years ended December 31, 2023, 2022 and 2021, respectively.
[3]	Including amounts associated with related parties of $3,133, $1,451 and $12,107 for the years ended December 31, 2023, 2022 and 2021, respectively.
[4]	Including amounts from a related party of $0 and $20,069 as of December 31, 2023 and 2022, respectively.